Consolidated Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,651	[1]	$ 2,185	[1]	$ 2,515	[1]
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(806)		192		130
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	413		(889)		1,007
Reclassification adjustment	(58)	[2]	(74)	[2]	(106)	[2]
Total unrealized gain (loss) on assets available-for-sale	355		(963)		901
Defined benefit plans:
Prior service cost arising during the period	2		(1)		57
Net gain (loss) arising during the period	(479)		429		(190)
Foreign exchange adjustment	(1)		0		0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	77	[2]	126	[2]	104	[2]
Total defined benefit plans	(401)		554		(29)
Net unrealized gain (loss) on cash flow hedges	(15)		9		1
Total other comprehensive income (loss), net of tax	(867)	[3]	(208)	[3]	1,003	[3]
Net (income) attributable to noncontrolling interests	(84)		(81)		(78)
Other comprehensive (income) loss attributable to noncontrolling interests	125		(41)		(19)
Net comprehensive income	$ 1,825		$ 1,855		$ 3,421

[1]	Results for both years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.
[3]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(742) million for the year ended Dec. 31, 2014, $(249) million for the year ended Dec. 31, 2013 and $984 million for the year ended Dec. 31, 2012.